Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities

Net deferred tax assets as of December 31, 2020 and 2019 consisted of the following:

	2020	2019
Deferred tax assets:
Net operating loss carryforwards	$2,659,082	$6,438,409
Stock-based compensation	600,592	328,553
Vacation accrual	84,553	45,128
Lease Liability	727,587	467,139
Total deferred tax assets	4,071,814	7,279,229

Less valuation allowance	(2,320,958)	(6,563,244)
Total deferred tax assets after valuation allowance	$1,750,856	$715,985

Deferred tax liabilities:
Operating lease Right of Use Asset	641,135	390,962
Depreciation and amortization	1,109,721	325,023
Total deferred tax liabilities	1,750,856	715,985

Net deferred tax asset/(liability)	$-	$-

Schedule Of Income Tax Rate Reconciliation

	2020		2019
Rate reconciliation:
Net income before tax	$20,117,773		$(8,986,289)

Federal income tax at statutory rate	4,224,732	21.00%	(1,887,121)	21.00%
Permanent items	918	-0.01%	2,144	-0.02%
Valuation allowance	(4,225,651)	-21.00%	1,884,977	-20.98%
Other	1	0.00%	-	0.00%
	$-	0.00%	$-	0.00%